Impairment testing (Details Narrative) - EUR (€)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Impairment	€ 3,300,000
Manufacturing facility	83,700,000
Property, plant and equipment	€ 123,240,000	€ 125,545,000
IXIARO [member]
IfrsStatementLineItems [Line Items]
Discount rates	6.67%	7.49%
Discount rates increase for impairment loss		45.62%
Chikungunya [member]
IfrsStatementLineItems [Line Items]
Discount rates	6.87%
DUKORAL [member]
IfrsStatementLineItems [Line Items]
Discount rates	6.69%	7.23%
Discount rates increase for impairment loss		5.87%
IXIARO Impairment Loss [member]
IfrsStatementLineItems [Line Items]
Discount rates	44.89%	53.11%
Chikungunya Impairment Loss [member]
IfrsStatementLineItems [Line Items]
Discount rates	47.94%
DUKORAL Impairment Loss [member]
IfrsStatementLineItems [Line Items]
Discount rates	12.52%	13.10%
IXIARO [member]
IfrsStatementLineItems [Line Items]
Discount Rate	6.67%
Risk Free Rate	1.53%
Market Risk Premium	6.31%
Country Risk Premium	0.50%
Currency Risk	0.36%
Leveraged Beta	1.15
Chikungunya [member]
IfrsStatementLineItems [Line Items]
Discount Rate	6.87%
Risk Free Rate	1.53%
Market Risk Premium	6.51%
Country Risk Premium	0.45%
Currency Risk	0.51%
Leveraged Beta	1.15
DUKORAL [member]
IfrsStatementLineItems [Line Items]
Discount Rate	6.69%
Risk Free Rate	1.53%
Market Risk Premium	6.31%
Country Risk Premium	0.56%
Currency Risk	0.42%
Leveraged Beta	1.15
Property, plant and equipment	€ 23,800,000
Property Plant and Equipment Value in Use	82,400,000
Property Plant and Equipment Headroom	58,600,000
Filling and Packaging Facility [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	€ 29,600,000